Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (8,869)	$ (4,582)	$ (18,911)	$ (9,959)
Income and expense items not involving cash flows:
Depreciation and amortization	479	414	935	793
Stock-based compensation	3,735	3,987	7,499	7,809
Exchange rate differences	741	1,021	1,266	2,273
Interest on short-term deposits	642	177	917	(389)
Change in fair value of Forfeiture Shares	(10)	(22)	(35)	(1,529)
Change in earnout liability	28		28
Reduction in the carrying amount of ROU assets	239	522	723	986
Equity in earnings of investee, net of dividend received	12	4	17	7
Changes in operating assets and liabilities, net of effects of businesses acquired:
Trade accounts receivable	180	(3,176)	4,915	(4,575)
Prepaid expenses and other current assets	101	1,042	308	403
Inventories	1,054	4,549	2,401	4,799
Other assets	(8)	(8)	66	34
Trade accounts payable		(1,475)	(1,835)	(6,948)
Accrued compensation	886	158	115	(1,008)
Other current liabilities	773	(1,797)	618	(216)
Change in operating lease liabilities	(204)	(457)	(622)	(859)
Other long-term liabilities	(4)	1	(20)	68
Net cash provided by (used in) operating activities	(225)	358	(1,615)	(8,311)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(49,379)	(68,428)	(87,219)	(109,153)
Maturities of short-term deposits	47,059	74,810	104,038	118,954
Purchase of property and equipment	(235)	(777)	(265)	(919)
Cash paid for business combination, net of cash acquired (note 3)	(7,800)		(7,800)
Net cash provided by (used in) investing activities	(10,355)	5,605	8,754	8,882
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of stock options	510	58	636	986
Net cash provided by financing activities	510	58	636	986
Effect of exchange rate changes on cash and cash equivalents	(324)	(100)	(330)	(171)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(10,394)	5,921	7,445	1,386
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	35,100	15,489	17,261	20,024
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	24,706	21,410	24,706	21,410
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	28	213	63	252
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	279	35	279	160
Fair value of earnout liability assumed in business combination	2,036		2,036
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 4,802	$ 152	$ 4,833	$ 436